LAND USE RIGHTS AND LEASEHOLD LAND	12 Months Ended
Dec. 31, 2018
LAND USE RIGHTS AND LEASEHOLD LAND
LAND USE RIGHTS AND LEASEHOLD LAND

8.      LAND USE RIGHTS AND LEASEHOLD LAND

Details of land use rights and leasehold land are as follows:

	December 31,	December 31,
	2017	2018
Operating leases :
In the mainland of the PRC, held on:
Leases less than 10 years	127,516	768,153
Leases between 10 to 50 years	3,331,557	3,393,547
Leases over 50 years	117,939	118,591

	3,577,012	4,280,291

Operating leases prepayments

	2017	2018
As at January 1	3,198,047	3,577,012
Additions	59,215	2,838
Acquisition of a subsidiary	31,833	460,638
Transfer from property, plant and equipment (note 6)	396,398	382,242
Disposals	(6,712)	—
Government grants	—	(34,174)
Disposal of subsidiaries	(3,294)	(728)
Transfer to investment properties	(6,896)	—
Amortization	(91,579)	(107,537)

As at December 31	3,577,012	4,280,291

As at December 31, 2018, the Group was in the process of applying for the certificates of land use rights with a carrying amount of RMB687 million (December 31, 2017: RMB516 million). There have been no litigations, claims or assessments against the Group for compensation with respect to the use of land parcels to date. As at December 31, 2018, the carrying value of these land parcels only represented approximately 0.34% of the total asset value of the Group (December 31, 2017: 0.26%). Management considers that it is probable that the Group can obtain the relevant ownership certificates from the appropriate authorities. The directors of the Company are of the opinion that the Group legally owns and has the right to use the above land, and that there is no material adverse impact on the overall financial position of the Group.

For the year ended December 31, 2018, the amortization expenses of land use rights were recognized in "general and administrative expenses" in profit or loss amounting to RMB108 million (December 31, 2017: RMB92 million).

As at December 31, 2018, the Group has pledged land use rights at a net carrying value amounting to RMB328 million (December 31, 2017: RMB177 million) for bank and other borrowings as set out in note 24 to the financial statements.